UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of December 31, 2016 (Unaudited)

Deutsche Core Equity Fund

	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 11.4%
Auto Components 0.6%
BorgWarner, Inc.	514,318	20,284,702
Automobiles 0.4%
Ferrari NV	205,906	11,971,375
Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc. (a)	590,470	29,245,979
Las Vegas Sands Corp.	282,198	15,072,195
		44,318,174
Household Durables 0.5%
Newell Brands, Inc.	347,802	15,529,359
Internet & Direct Marketing Retail 1.6%
Amazon.com, Inc.*	71,288	53,456,733
Media 2.8%
Comcast Corp. "A"	488,442	33,726,920
Time Warner, Inc.	392,682	37,905,594
Walt Disney Co.	193,002	20,114,668
		91,747,182
Specialty Retail 2.7%
Advance Auto Parts, Inc.	241,036	40,764,008
Home Depot, Inc.	92,783	12,440,345
L Brands, Inc.	508,042	33,449,485
		86,653,838
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc. "B"	600,568	30,526,872
VF Corp.	280,021	14,939,120
		45,465,992
Consumer Staples 9.0%
Beverages 1.3%
PepsiCo, Inc.	396,194	41,453,778
Food & Staples Retailing 3.9%
Sysco Corp.	1,123,694	62,218,937
Wal-Mart Stores, Inc.	453,095	31,317,926
Walgreens Boots Alliance, Inc.	402,406	33,303,121
		126,839,984
Food Products 3.5%
Conagra Brands, Inc.	693,334	27,421,360
Lamb Weston Holdings, Inc.*	231,111	8,747,551
Mead Johnson Nutrition Co.	335,849	23,764,675
Pinnacle Foods, Inc.	492,397	26,318,620
The JM Smucker Co.	233,154	29,857,701
		116,109,907
Personal Products 0.3%
Coty, Inc. "A"	278,606	5,101,276
Estee Lauder Companies, Inc. "A"	62,531	4,782,996
		9,884,272
Energy 7.7%
Oil, Gas & Consumable Fuels
Antero Resources Corp.*	293,550	6,942,457
Chevron Corp.	325,608	38,324,062
Concho Resources, Inc.*	211,253	28,012,148
EOG Resources, Inc.	301,236	30,454,960
EQT Corp.	631,761	41,317,169
Occidental Petroleum Corp.	306,705	21,846,597
Parsley Energy, Inc. "A"*	547,903	19,308,102
Pioneer Natural Resources Co.	351,658	63,323,056
		249,528,551
Financials 16.5%
Banks 7.9%
Citigroup, Inc.	1,270,486	75,504,983
JPMorgan Chase & Co.	1,378,269	118,930,832
U.S. Bancorp.	1,221,490	62,747,941
		257,183,756
Capital Markets 5.7%
Ameriprise Financial, Inc.	503,506	55,858,956
Bank of New York Mellon Corp.	1,810,453	85,779,263
Northern Trust Corp.	498,430	44,385,191
		186,023,410
Insurance 2.9%
Chubb Ltd.	300,179	39,659,650
MetLife, Inc.	992,807	53,502,369
		93,162,019
Health Care 12.1%
Biotechnology 2.5%
Celgene Corp.*	75,111	8,694,098
Gilead Sciences, Inc.	611,953	43,821,954
Shire PLC (ADR)	163,439	27,846,737
		80,362,789
Health Care Equipment & Supplies 1.7%
Becton, Dickinson & Co.	306,572	50,752,995
Boston Scientific Corp.*	290,486	6,283,212
		57,036,207
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	100,703	7,247,595
Cigna Corp.	193,464	25,806,163
McKesson Corp.	110,682	15,545,287
		48,599,045
Life Sciences Tools & Services 1.8%
Patheon NV*	330,876	9,499,450
Thermo Fisher Scientific, Inc.	358,376	50,566,853
		60,066,303
Pharmaceuticals 4.6%
Allergan PLC*	165,406	34,736,914
Bristol-Myers Squibb Co.	336,961	19,692,001
Merck & Co., Inc.	592,040	34,853,395
Pfizer, Inc.	1,832,798	59,529,279
		148,811,589
Industrials 10.6%
Aerospace & Defense 1.7%
Boeing Co.	359,025	55,893,012
Electrical Equipment 2.1%
AMETEK, Inc.	930,917	45,242,566
Regal Beloit Corp.	305,391	21,148,327
		66,390,893
Industrial Conglomerates 3.6%
General Electric Co.	1,268,198	40,075,057
Honeywell International, Inc.	267,518	30,991,960
Roper Technologies, Inc.	257,846	47,206,446
		118,273,463
Machinery 1.6%
Ingersoll-Rand PLC	306,506	23,000,210
Parker-Hannifin Corp.	203,411	28,477,540
		51,477,750
Road & Rail 1.6%
Norfolk Southern Corp.	492,325	53,205,563
Information Technology 20.3%
Communications Equipment 1.1%
Cisco Systems, Inc.	1,228,069	37,112,245
Internet Software & Services 3.3%
Alphabet, Inc. "A"*	66,848	52,973,698
Alphabet, Inc. "C"*	58,429	45,096,671
Pandora Media, Inc.* (a)	627,033	8,176,510
		106,246,879
IT Services 3.9%
Cognizant Technology Solutions Corp. "A"*	358,138	20,066,472
Fidelity National Information Services, Inc.	351,733	26,605,084
Visa, Inc. "A"	1,029,213	80,299,198
		126,970,754
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	87,694	6,368,338
Broadcom Ltd.	67,885	12,000,031
Intel Corp.	908,681	32,957,860
NVIDIA Corp.	407,824	43,531,134
QUALCOMM, Inc.	191,927	12,513,640
Texas Instruments, Inc.	327,572	23,902,929
Xilinx, Inc.	569,651	34,389,831
		165,663,763
Software 3.5%
Microsoft Corp.	1,830,026	113,717,816
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	972,363	112,619,083
Materials 2.9%
Chemicals 1.3%
AdvanSix, Inc.*	10,700	236,898
Albemarle Corp.	314,908	27,107,281
Ecolab, Inc.	143,598	16,832,557
		44,176,736
Construction Materials 0.9%
Vulcan Materials Co.	234,508	29,348,676
Containers & Packaging 0.4%
Sealed Air Corp.	259,751	11,777,110
Metals & Mining 0.3%
Steel Dynamics, Inc.	237,018	8,433,101
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	593,122	58,280,168
Kimco Realty Corp.	808,822	20,349,961
Prologis, Inc.	553,561	29,222,485
		107,852,614
Telecommunication Services 2.4%
Diversified Telecommunication Services 0.8%
Frontier Communications Corp. (a)	8,037,350	27,166,243
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	894,546	51,445,341
Utilities 2.9%
Electric Utilities 0.9%
NextEra Energy, Inc.	243,899	29,136,175
Multi-Utilities 0.6%
CenterPoint Energy, Inc.	354,493	8,734,707
MDU Resources Group, Inc.	389,000	11,191,530
		19,926,237
Water Utilities 1.4%
American Water Works Co., Inc.	619,099	44,798,004
Total Common Stocks (Cost $2,579,507,084)		3,226,120,423
Convertible Preferred Stock 0.1%
Health Care
Teva Pharmaceutical Industries Ltd. 7.0% (Cost $3,525,000)	3,525	2,273,625
Securities Lending Collateral 1.4%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.42% (b) (c) (Cost $44,454,389)	44,454,389	44,454,389
Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 0.49% (b) (Cost $27,345,621)	27,345,621	27,345,621
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,654,832,094) †	101.4	3,300,194,058
Other Assets and Liabilities, Net	(1.4)	(44,935,980)
Net Assets	100.0	3,255,258,078

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $2,657,590,425. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $642,603,633. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $689,574,926 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $46,971,293.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2016 amounted to $42,929,680, which is 1.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,226,120,423	$—	$—	$3,226,120,423
Convertible Preferred Stocks (d)	2,273,625	—	—	2,273,625
Short-Term Investments (d)	71,800,010	—	—	71,800,010
Total	$3,300,194,058	$—	$—	$3,300,194,058

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Equity Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017